Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The following table shows the total compensation for our NEOs for the past four years, as set forth in the Summary Compensation Table, and the “compensation actually paid” (computed in the manner required by SEC rules as described below) to our NEOs. The table separately presents the amounts for each Chief Executive Officer serving during the last four years, including each of our current Co-CEOs, and the combined average amounts for our other NEOs. The table also provides our Total Shareholder Returns (TSR), the TSR of the selected peer group, our net income and our Adjusted Free Cash Flow, all presented for the past four years.

									AVERAGE SUMMARY COMPEN- SATION TABLE TOTAL FOR NON-CEO NEOs ($)(3)	AVERAGE COMPEN- SATION ACTUALLY PAID TO NON-CEO NEOs ($)(2)(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
	SUMMARY COMPENSATION TABLE TOTAL FOR CEOs(1)				COMPENSATION ACTUALLY PAID TO CEOs(1)(2)						TOTAL SHARE- HOLDER RETURN ($)(4)	PEER GROUP TOTAL SHARE- HOLDER RETURN ($)(4)	NET INCOME ($)	ADJ. FREE CASH FLOW(5)
YEAR	HICKEY	WALTER	SMITH	PAPA	HICKEY	WALTER	SMITH	PAPA
2023	–	4,297	–	–	27,407,632	27,411,929	–	–	3,362,313	6,940,218	305	160	879,703,000	711,384
2022	25,512,520	25,512,520	21,833,431	–	33,915,382	33,915,382	51,416,285	–	6,674,297	17,124,841	204	154	749,840,000	655,164
2021	–	–	8,677,260	–	–	–	42,802,771	–	3,236,810	15,878,126	129	106	138,175,000	206,671
2020	–	–	6,606,273	324,805	–	–	9,557,071	716,865	2,542,616	3,560,595	32	64	(685,199,000)	(64,230)

(1)	Our current Co-CEOs, Messrs. Hickey and Walter, began serving as our Co-CEOs on September 1, 2022 upon the closing of the PR Merger. The former CEOs referenced are Sean R. Smith, who served as our CEO from April 1, 2020 through August 31, 2022, and Mark G. Papa, who served as our CEO from 2016 through March 31, 2020.

(2)	The dollar amounts reported in this column represent the amount of Compensation Actually Paid (CAP), as defined and calculated under applicable SEC rules, for each CEO and the average for our other NEOs. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, CAP is based on the Summary Compensation Table (SCT) pay, as adjusted for the fair market value of equity awards as of December 31, 2020, 2021, 2022 and 2023. Our NEOs do not participate in benefit programs requiring an adjustment for pension benefits calculation. The following table provides the adjustments made between SCT pay and CAP:

YEAR	CEO / NEO	AVERAGE SUMMARY COMPENSATION TABLE TOTAL ($)	REMOVE VALUE OF GRANTED EQUITY AWARDS ($)(a)	PRIOR YEAR EQUITY AWARD ADJUSTMENTS ($)(b)	COMPENSATION ACTUALLY PAID ($)
2023	Hickey	–	–	27,407,632	27,407,632
	Walter	4,297	–	27,407,632	27,411,929
	Other NEOs	3,362,313	(1,956,612)	5,534,517	6,940,218
2022	Hickey	25,512,520	(25,512,520)	33,915,382	33,915,382
	Walter	25,512,520	(25,512,520)	33,915,382	33,915,382
	Smith	21,833,431	(14,495,295)	44,078,149	51,416,285
	Other NEOs	6,674,297	(5,093,653)	15,544,197	17,124,841
2021	Smith	8,677,260	(6,590,088)	40,715,599	42,802,771
	Other NEOs	3,236,810	(2,240,258)	14,881,574	15,878,126
2020	Smith	6,606,273	(5,242,233)	8,193,031	9,557,071
	Papa	324,805	–	392,060	716,865
	Other NEOs	2,542,616	(1,824,259)	2,842,238	3,560,595

(a)	Represents the grant date fair value and average grant date fair value of the equity awards granted to the CEO and NEOs, respectively, each year, as reported in the Stock Awards column of the Summary Compensation Table for the applicable year, calculated in accordance with FASB ASC Topic 718. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value.
(b)	Reflects the fair value/change in fair value of the awards at year end or upon vesting/forfeiture, computed in accordance with FASB’s ASC Topic 718, Stock-based Compensation (ASC Topic 718).

(3)	For 2023, the other NEOs were Messrs. Oliphint, Jensen, Bell, Glyphis and Garrison. For 2022, the other NEOs were Messrs. Glyphis, Garrison, Jensen, Bell and Davis O. O’Connor. For 2021 and 2020, the other NEOs were Messrs. Glyphis, Garrison, Jensen and O’Connor.

(4)	Total Shareholder Return is determined based on the value of an initial fixed investment of $100. The Peer Group Total Shareholder Return represents the total shareholder return of the SPDR S&P Oil & Gas Exploration & Production ETF.
(5)	Adjusted Free Cash Flow is a non-GAAP financial measure. See Appendix A for a reconciliation of this financial measure to our most directly comparable financial measure calculated in accordance with GAAP.

Company Selected Measure Name		Adjusted Free Cash Flow
Named Executive Officers, Footnote [Text Block]

(1)	Our current Co-CEOs, Messrs. Hickey and Walter, began serving as our Co-CEOs on September 1, 2022 upon the closing of the PR Merger. The former CEOs referenced are Sean R. Smith, who served as our CEO from April 1, 2020 through August 31, 2022, and Mark G. Papa, who served as our CEO from 2016 through March 31, 2020.

(3)	For 2023, the other NEOs were Messrs. Oliphint, Jensen, Bell, Glyphis and Garrison. For 2022, the other NEOs were Messrs. Glyphis, Garrison, Jensen, Bell and Davis O. O’Connor. For 2021 and 2020, the other NEOs were Messrs. Glyphis, Garrison, Jensen and O’Connor.

Peer Group Issuers, Footnote [Text Block]		Total Shareholder Return is determined based on the value of an initial fixed investment of $100. The Peer Group Total Shareholder Return represents the total shareholder return of the SPDR S&P Oil & Gas Exploration & Production ETF.
Adjustment To PEO Compensation, Footnote [Text Block]

YEAR	CEO / NEO	AVERAGE SUMMARY COMPENSATION TABLE TOTAL ($)	REMOVE VALUE OF GRANTED EQUITY AWARDS ($)(a)	PRIOR YEAR EQUITY AWARD ADJUSTMENTS ($)(b)	COMPENSATION ACTUALLY PAID ($)
2023	Hickey	–	–	27,407,632	27,407,632
	Walter	4,297	–	27,407,632	27,411,929
	Other NEOs	3,362,313	(1,956,612)	5,534,517	6,940,218
2022	Hickey	25,512,520	(25,512,520)	33,915,382	33,915,382
	Walter	25,512,520	(25,512,520)	33,915,382	33,915,382
	Smith	21,833,431	(14,495,295)	44,078,149	51,416,285
	Other NEOs	6,674,297	(5,093,653)	15,544,197	17,124,841
2021	Smith	8,677,260	(6,590,088)	40,715,599	42,802,771
	Other NEOs	3,236,810	(2,240,258)	14,881,574	15,878,126
2020	Smith	6,606,273	(5,242,233)	8,193,031	9,557,071
	Papa	324,805	–	392,060	716,865
	Other NEOs	2,542,616	(1,824,259)	2,842,238	3,560,595

(a)	Represents the grant date fair value and average grant date fair value of the equity awards granted to the CEO and NEOs, respectively, each year, as reported in the Stock Awards column of the Summary Compensation Table for the applicable year, calculated in accordance with FASB ASC Topic 718. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value.
(b)	Reflects the fair value/change in fair value of the awards at year end or upon vesting/forfeiture, computed in accordance with FASB’s ASC Topic 718, Stock-based Compensation (ASC Topic 718).

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,362,313	$ 6,674,297	$ 3,236,810	$ 2,542,616
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 6,940,218	17,124,841	15,878,126	3,560,595
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

YEAR	CEO / NEO	AVERAGE SUMMARY COMPENSATION TABLE TOTAL ($)	REMOVE VALUE OF GRANTED EQUITY AWARDS ($)(a)	PRIOR YEAR EQUITY AWARD ADJUSTMENTS ($)(b)	COMPENSATION ACTUALLY PAID ($)
2023	Hickey	–	–	27,407,632	27,407,632
	Walter	4,297	–	27,407,632	27,411,929
	Other NEOs	3,362,313	(1,956,612)	5,534,517	6,940,218
2022	Hickey	25,512,520	(25,512,520)	33,915,382	33,915,382
	Walter	25,512,520	(25,512,520)	33,915,382	33,915,382
	Smith	21,833,431	(14,495,295)	44,078,149	51,416,285
	Other NEOs	6,674,297	(5,093,653)	15,544,197	17,124,841
2021	Smith	8,677,260	(6,590,088)	40,715,599	42,802,771
	Other NEOs	3,236,810	(2,240,258)	14,881,574	15,878,126
2020	Smith	6,606,273	(5,242,233)	8,193,031	9,557,071
	Papa	324,805	–	392,060	716,865
	Other NEOs	2,542,616	(1,824,259)	2,842,238	3,560,595

(a)	Represents the grant date fair value and average grant date fair value of the equity awards granted to the CEO and NEOs, respectively, each year, as reported in the Stock Awards column of the Summary Compensation Table for the applicable year, calculated in accordance with FASB ASC Topic 718. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value.
(b)	Reflects the fair value/change in fair value of the awards at year end or upon vesting/forfeiture, computed in accordance with FASB’s ASC Topic 718, Stock-based Compensation (ASC Topic 718).

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Performance Measures

The table below sets forth our most important performance measures used to link “Compensation Actually Paid” for our NEOs to company performance, over the fiscal year ended December 31, 2023. Please see the Compensation Discussion & Analysis section above for further information regarding these performance measures and their function in our executive compensation program. The performance measures included in this table are not ranked by relative importance.

IMPORTANT FINANCIAL PERFORMANCE MEASURES
Relative TSR	(LOE + Cash G&A) / Boe
Absolute Annualized TSR	NAV/Share
All-in Rate of Return	Drilling and Completions Cost / ft.
Adjusted Free Cash Flow	Net Debt / LTM EBITDAX

Total Shareholder Return Amount	[3]	$ 305	204	129	32
Peer Group Total Shareholder Return Amount	[3]	160	154	106	64
Net Income (Loss) Attributable to Parent		$ 879,703,000	$ 749,840,000	$ 138,175,000	$ (685,199,000)
Company Selected Measure Amount	[4]	711,384	655,164	206,671	(64,230)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Absolute Annualized TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		All-in Rate of Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		(LOE + Cash G&A) / Boe
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		NAV/Share
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Drilling and Completions Cost / ft.
Measure [Axis]: 8
Pay vs Performance Disclosure [Table]
Measure Name		Net Debt / LTM EBITDAX
Non-PEO NEO [Member] | Remove Value of Equity Awards Granted
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	$ (1,956,612)	$ (5,093,653)	$ (2,240,258)	$ (1,824,259)
Non-PEO NEO [Member] | Prior Year Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	5,534,517	15,544,197	14,881,574	2,842,238
Hickey
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]		25,512,520
PEO Actually Paid Compensation Amount	[2],[7]	$ 27,407,632	$ 33,915,382
PEO Name		Hickey	Hickey
Hickey | PEO [Member] | Remove Value of Equity Awards Granted
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]		$ (25,512,520)
Hickey | PEO [Member] | Prior Year Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	27,407,632	33,915,382
Walter
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]	4,297	25,512,520
PEO Actually Paid Compensation Amount	[2],[7]	$ 27,411,929	$ 33,915,382
PEO Name		Walter	Walter
Walter | PEO [Member] | Remove Value of Equity Awards Granted
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]		$ (25,512,520)
Walter | PEO [Member] | Prior Year Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ 27,407,632	33,915,382
Sean R. Smith
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]		21,833,431	8,677,260	6,606,273
PEO Actually Paid Compensation Amount	[2],[7]		$ 51,416,285	$ 42,802,771	$ 9,557,071
PEO Name			Sean R. Smith	Sean R. Smith	Sean R. Smith
Sean R. Smith | PEO [Member] | Remove Value of Equity Awards Granted
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]		$ (14,495,295)	$ (6,590,088)	$ (5,242,233)
Sean R. Smith | PEO [Member] | Prior Year Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]		$ 44,078,149	$ 40,715,599	8,193,031
Mark G. Papa
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]				324,805
PEO Actually Paid Compensation Amount	[2],[7]				$ 716,865
PEO Name					Mark G. Papa
Mark G. Papa | PEO [Member] | Remove Value of Equity Awards Granted
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]
Mark G. Papa | PEO [Member] | Prior Year Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]				$ 392,060

[1]	For 2023, the other NEOs were Messrs. Oliphint, Jensen, Bell, Glyphis and Garrison. For 2022, the other NEOs were Messrs. Glyphis, Garrison, Jensen, Bell and O’Connor. For 2021 and 2020, the other NEOs were Messrs. Glyphis, Garrison, Jensen and O’Connor.
[2]	The dollar amounts reported in this column represent the amount of Compensation Actually Paid (CAP), as defined and calculated under applicable SEC rules, for each CEO and the average for our other NEOs. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs. In accordance with the requirements of Item 402(v) of Regulation S-K, CAP is based on the Summary Compensation Table (SCT) pay, as adjusted for the fair market value of equity awards as of December 31, 2020, 2021, 2022 and 2023. Our NEOs do not participate in benefit programs requiring an adjustment for pension benefits calculation. The following table provides the adjustments made between SCT pay and CAP:
[3]	Total Shareholder Return is determined based on the value of an initial fixed investment of $100. The Peer Group Total Shareholder Return represents the total shareholder return of the SPDR S&P Oil & Gas Exploration & Production ETF.
[4]	Adjusted Free Cash Flow is a non-GAAP financial measure. See Appendix A for a reconciliation of this financial measure to our most directly comparable financial measure calculated in accordance with GAAP.
[5]	Represents the grant date fair value and average grant date fair value of the equity awards granted to the CEO and NEOs, respectively, each year, as reported in the Stock Awards column of the Summary Compensation Table for the applicable year, calculated in accordance with FASB ASC Topic 718. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value.
[6]	Reflects the fair value/change in fair value of the awards at year end or upon vesting/forfeiture, computed in accordance with FASB’s ASC Topic 718, Stock-based Compensation (ASC Topic 718).
[7]	Our current Co-CEOs, Messrs. Hickey and Walter, began serving as our Co-CEOs on September 1, 2022 upon the closing of the PR Merger. The former CEOs referenced are Sean R. Smith, who served as our CEO from April 1, 2020 through August 31, 2022, and Mark G. Papa, who served as our CEO from 2016 through March 31, 2020.